REVENUES	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUES
11.  REVENUES

We disaggregate our revenue from contracts with customers by products and services provided for each of our segments, as we believe it best depicts the nature, amount, timing and uncertainty of our revenue. Revenues are within the scope of ASC 606, Revenue from Contracts with Customers, unless otherwise noted. We have elected to exclude sales and other similar taxes from revenues.

	Year Ended December 31, 2021
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$736	$1,688	$—	$—	$—	$—	$2,424
Rail revenues	61,514	—	—	—	—	—	61,514
Terminal services revenues	—	44,664	374	—	—	—	45,038
Crude marketing revenues	—	—	—	—	—	—	—
Other revenue	—	—	11,243	—	—	—	11,243
Total revenues	$62,250	$46,352	$11,617	$—	$—	$—	$120,219

	Year Ended December 31, 2020
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$—	$1,186	$—	$—	$—	$—	$1,186
Rail revenues	4,424	—	—	—	—	—	4,424
Terminal services revenues	—	50,887	—	—	—	—	50,887
Crude marketing revenues	—	8,210	—	—	—	—	8,210
Other revenue	—	—	3,855	—	—	—	3,855
Total revenues	$4,424	$60,283	$3,855	$—	$—	$—	$68,562

	Year Ended December 31, 2019
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Lease income	$—	$2,306	$84	$972	$—	$—	$3,362
Rail revenues	2,917	—	—	—	—	—	2,917
Terminal services revenues	—	35,908	—	7,057	—	—	42,965
Crude marketing revenues	—	166,134	—	—	—	—	166,134
Other revenue	—	—	7,802	6,272	—	—	14,074
Total revenues	$2,917	$204,348	$7,886	$14,301	$—	$—	$229,452

Presented below are the contracted minimum future annual revenues to be received under existing operating leases across several market sectors:

December 31, 2021
2022	$11,969
2023	4,125
2024	459
2025	459
2026	421
Thereafter	—
Total	$17,433